Fair Value Measurement:	12 Months Ended
Dec. 31, 2012
Fair Value Measurement: [Abstract]
Fair Value Measurement:
(9)	Fair Value Measurement:

In September 2006, FASB issued ASC Topic 820, Fair Value Measurements and Disclosures. ASC 820 establishes a fair value hierarchy which requires an entity to maximize the use of observable input and minimize the use of unobservable inputs when measuring fair value. Although ASC 820 provides for fair value accounting, the Company did not elect the fair value option for any financial instrument not presently required to be accounted for at fair value.

HopFed Bancorp has developed a process for determining fair values. Fair value is based upon quoted market prices, where available. If listed prices or quotes are not available, fair value is based upon internally developed models or processes that use primarily market based or based on third party market data, including interest rate yield curves, option volatilities and other third party information. Valuation adjustments may be made to ensure that financial instruments are recorded at fair value. Furthermore, while the Company believes its valuation methods are appropriate and consistent with other market participants, the use of different methodologies, or assumptions, to determine the fair value of certain financials instruments could result in a different estimate of fair value at the reporting date.

ASC 820 establishes a three-level valuation hierarchy for disclosure of fair value measurement. The valuation hierarchy is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date.

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Level 1 is for assets and liabilities that management has obtained quoted prices (unadjusted for transaction cost) or identical assets or liabilities in active markets that the Company has the ability to access as of the measurement date.

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Level 2 is for assets and liabilities in which significant unobservable inputs other than Level 1 prices such as quoted prices for similar assets and liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data.

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Level 3 is for assets and liabilities in which significant unobservable inputs that reflect a reporting entity’s own assumptions about the assumptions that market participants would use in pricing an asset or liability.

The fair value of securities available for sale are determined by a matrix pricing, which is a mathematical technique what is widely used in the industry to value debt securities without relying exclusively on quoted prices for the individual securities in the Company’s portfolio but relying on the securities relationship to other benchmark quoted securities. Impaired loans are valued at the net present value of expected payments and considering the fair value of any assigned collateral.

The fair value of bank owned life insurance is determined by reducing the annual stated dividend payments of each insurance company by the annual cost of life insurance provided. The Company has certain liabilities carried at fair value including interest rate swap agreements. The fair value of these liabilities is based on information obtained from a third party bank and is reflected within level 2 of the valuation hierarchy.

Assets and Liabilities Measured on a Recurring Basis

The assets and liabilities measured at fair value on a recurring basis are summarized below:

December 31, 2012 Description	Total carrying value in the consolidated balance sheet at December 31, 2012	Quoted Prices In Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets
Available for sale securities	$356,345	—	354,856	1,489
Bank owned life insurance	9,323	—	9,323	—
Liabilities
Interest rate swap	1,126	—	1,126	—

December 31, 2011 Description	Total carrying value in the consolidated balance sheet at December 31, 2011	Quoted Prices In Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets
Available for sale securities	$383,782	—	382,789	993
Bank owned life insurance	9,135	—	9,135	—
Liabilities
Interest rate swap	1,297	—	1,297	—

The assets and liabilities measured at fair value on a non-recurring basis are summarized below:

December 31, 2012 Description	Total carrying value in the consolidated balance sheet at 12/31/2012	Quoted Prices In Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets
Other real estate owned	$1,544	—	—	$1,544
Other assets owned	$4	—	—	$4
Impaired loans, net of reserve of $3,841	$62,763	—	—	$62,763

December 31, 2011 Description	Total carrying value in the consolidated balance sheet at December 31, 2011	Quoted Prices In Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets
Other real estate owned	$2,258	—	—	$2,258
Other assets owned	$9	—	—	$9
Impaired loans, net of reserve of $4,080	$45,180	—	—	$45,180

Change in level 3 fair value measurements

The table below includes a roll-forward of the balance sheet items for the years ended December 31, 2012 and 2011, (including the change in fair value) for assets and liabilities classified by HopFed Bancorp, Inc. within level 3 of the valuation hierarchy for assets and liabilities measured at fair value on a recurring basis. When a determination is made to classify a financial instrument within level 3 of the valuation hierarchy, the determination is based upon the significance of the unobservable factors to the overall fair value measurement. However, since level 3 financial instruments typically include, in addition to the unobservable or level 3 components, observable components (that is components that are actively quoted and can be validated to external sources), the gains and losses in the table below include changes in fair value due in part to observable factors that are part of the valuation methodology.

	Year ended December 31,
	2012		2011
	Other	Other	Other	Other
	Assets	Liabilities	Assets	Liabilities
Fair value, December 31,	$993	—	$1,277	—
Change in unrealized gains (losses) included in other comprehensive income for assets and liabilities still held at December 31,	496	—	(284)	—
Purchases, issuances and settlements, net	—	—	—	—
Transfers in and/or out of Level 3	—	—	—	—

Fair value, December 31,	$1,489	—	$993	—

The estimated fair values of financial instruments were as follows at December 31, 2012:

	Carrying Amount	Estimated Fair Value	Quoted Prices In Active Markets for Identical Assets Level 1	Using Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3
Financial Assets:
Cash and due from banks	$31,563	31,563	$31,563	—	—
Interest-earning deposits	5,613	5,613	5,613	—	—
Securities available for sale	356,345	356,345	—	354,856	1,489
Federal Home Loan Bank stock	4,428	4,428	—	4,428	—
Loans receivable	524,985	532,040	—	—	532,040
Accrued interest receivable	5,398	5,398	—	5,398	—
Bank owned life insurance	9,323	9,323	—	9,323	—
Financial liabilities:
Deposits	759,865	756,426	—	756,426	—
Advances from borrowers for taxes and insurance	396	396	—	396	—
Advances from Federal Home Loan Bank	43,741	49,293	—	49,293	—
Repurchase agreements	43,508	44,779	—	44,779	—
Subordinated debentures	10,310	10,092	—	—	10,092
Off-balance-sheet liabilities:					—
Commitments to extend credit	—	—	—	—	—
Commercial letters of credit	—	—	—	—	—
Market value of interest rate swap	1,126	1,126	—	1,126	—

The estimated fair values of financial instruments were as follows at December 31, 2011:

	Carrying Amount	Estimated Fair Value	Quoted Prices In Active Markets for Identical Assets Level 1	Using Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3
Financial Assets:
Cash and due from banks	$44,389	44,389	$44,389	—	—
Interest-earning deposits	4,371	4,371	4,371
Securities available for sale	383,782	383,782	—	382,789	993
Federal Home Loan Bank stock	4,428	4,428	—	4,428	—
Loans receivable	556,360	585,734	—	—	585,734
Accrued interest receivable	6,183	6,183	—	6,183	—
Bank owned life insurance	9,135	9,135	—	9,135	—
Financial liabilities:
Deposits	800,095	811,415	—	811,415	—
Advances from borrowers for taxes and insurance	153	153	—	153	—
Advances from Federal Home Loan Bank	63,319	69,206	—	69,206	—
Repurchase agreements	43,080	44,969	—	44,969	—
Subordinated debentures	10,310	10,099	—	—	10,099
Off-balance-sheet liabilities:					—
Commitments to extend credit	—	—	—	—	—
Commercial letters of credit	—	—	—	—	—
Market value of interest rate swap	1,297	1,297	—	1,297	—

Non-Financial Assets and Non-Financial Liabilities:

The Company has no non-financial assets or non-financial liabilities measured at fair value on a recurring basis. Certain non-financial assets measured at fair value on a non-recurring basis include foreclosed assets (upon initial recognition or subsequent impairment), non-financial assets and intangible assets and other non-financial long-lived assets measured at fair value for impairment assessment. Non-financial assets measured at fair value on a non-recurring basis during the reported periods include certain foreclosed assets which, upon initial recognition, were re-measured and reported at fair value through a charge-off to the allowance for loan losses and certain foreclosed assets which, subsequent to their initial recognition, were re-measured at fair value through a write-down included in other non-interest expense. The fair value of a foreclosed asset is estimated using Level 2 inputs based on observable market data or Level 3 inputs based on customized discounting criteria. During the reported periods, all fair value measurements for foreclosed assets utilized Level 2 inputs.

The following table presents foreclosed assets that were re-measured and reported at fair value:

	2012	2011	2010
Beginning balance	$2,267	9,812	1,883
Foreclosed assets measured at initial recognition:
Carrying value of foreclosed assets prior to acquisition	2,634	4,591	15,848
Proceeds from sale of foreclosed assets	(2,738)	(9,590)	(3,897)
Charge-offs recognized in the allowance for loan loss	(349)	(843)	(4,343)
Gains (losses) on REO included in non-interest expense	(266)	(1,703)	321

Fair value	$1,548	2,267	9,812